Regulatory Matters - Schedule of General Rate Cases (Details) $ in Millions	9 Months Ended
Sep. 30, 2026 USD ($)
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	$ 179
New Jersey
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	68
Pennsylvania
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	75
West Virginia
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	20
Maryland
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	2
California, Attrition Increase
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, including reduction for the amortization of the excess accumulated deferred income taxes	$ 14